Share Capital Related Party (Details) - Cyrus Purchasers [Member] - Revolving Credit Facility [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
February 2015 [Member]
Class of Warrant or Right [Line Items]
Warrant, Number of Securities	100,000
Warrants Expiration Date	Feb. 19, 2018
Exercise Price of Warrants or Rights | $ / shares	$ 4.50
March 2015 [Member]
Class of Warrant or Right [Line Items]
Warrant, Number of Securities	200,000
Warrants Expiration Date	Mar. 06, 2018
December 2015 [Member]
Class of Warrant or Right [Line Items]
Warrant, Number of Securities	500,000
Warrants Expiration Date	Dec. 21, 2018
Exercise Price of Warrants or Rights | $ / shares	$ 1.54
Debt - Tranche One [Member] | March 2015 [Member]
Class of Warrant or Right [Line Items]
Warrant, Number of Securities	100,000
Exercise Price of Warrants or Rights | $ / shares	$ 7.21
Debt - Tranche Two [Member] | March 2015 [Member]
Class of Warrant or Right [Line Items]
Warrant, Number of Securities	100,000
Exercise Price of Warrants or Rights | $ / shares	$ 5.02